Accounting Standards Issued But Not Yet Effective	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Accounting Standards Issued But Not Yet Effective
4.	ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
New accounting standards and amendments are effective for annual reporting periods beginning after January 1, 2024 and earlier application is permitted.
 The Company has not adopted the following new accounting standards and amendments in preparing these consolidated financial statements.
IFRS18 - Presentation and Disclosure of Financial Statements
IFRS 18 will replace IAS1 - Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:

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Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly defined operating profit subtotal. Entities’ net profit will not change.

•	Management defined performance measures are disclosed in a single note in the financial statements.

•	Enhanced guidance is provided on how to group information in the financial statements.
In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Company is still in the process of assessing the impact of the new standard on the primary financial statements and the notes.
Other accounting standards
The following new and amended accounting standards are not expected to have a significant impact on the Company’s consolidated financial statements.
Applicable to annual reporting periods beginning on or after January 1, 2025.

•	Lack of exchangeability (amendments to IAS21 and IFRS 1).

Applicable to annual reporting periods beginning on or after January 1, 2026.

•	Classification and measurement of financial instruments (amendments to IFRS7 and IFRS9).

•	Contracts referencing nature-dependent electricity (amendments to IFRS7 and IFRS9).

•	Annual improvements to IFRS Accounting Standards - volume 11.
Applicable to annual reporting periods beginning on or after January 1, 2027.

•	IFRS19 - Subsidiaries without public accountability: disclosures.